Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Disclosure Of Share Capital Share Premium And Treasury Shares [Abstract]
Shareholders' Equity

15. SHAREHOLDERS' EQUITY

(A)
Share capital and premium

As a result of the Business Combination, the Company has retroactively restated the number of shares as of December 31, 2022 to give effect to the Exchange Ratio under the BCA as explained in Note 5.

(B)
Conditional Capital

The conditional capital at December 31, 2024 amounted to a maximum of CHF 209,405.43 split into 20,940,543 ordinary shares, in connection with the potential future issuances of:

•
Conditional share capital for new bonds and similar debt instruments:

CHF 67,500.00 through the issuance of a maximum of 6,750,000 fully paid-up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of convertible rights and/or option rights or warrants, new bonds and similar debt instruments.

•
Conditional share capital in connection with employee benefit plans:

CHF 95,663.02 through the issuance of a maximum of 9,566,302 fully paid-up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of option rights or other equity-linked instruments granted to any employee, consultant or member of the Board of Directors of Oculis.

During the year ended December 31, 2024, 301,511 stock options have been exercised and 9,430 RSUs vested resulting in the associated ordinary shares issued using the conditional share capital for employee benefit plans (refer to Note 13). These shares were not registered yet in the commercial register as of December 31, 2024.

•
Conditional share capital for BCA public and private warrants:

CHF 42,541.38 through the issuance of a maximum of 4,254,138 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of warrants.

During the year ended December 31, 2024, 279,033 warrants have been exercised and associated ordinary shares have been issued using the conditional share capital for BCA public and private warrants (refer to Note 17). These shares were not registered yet in the commercial register as of December 31, 2024.

•
Conditional share capital for earnout options:

CHF 3,701.03 through the issuance of a maximum of 370,103 fully paid up registered shares, each with a par value of CHF 0.01 (ordinary shares), in connection with the exercise of option rights or other equity-linked instruments granted to any employee, consultant or member of the Board of Directors of Oculis. As of December 31, 2024, 93,277 earnout options were exercisable.

(C)
Treasury shares

The Company cancelled 100,000 treasury shares effective March 2, 2023 as a result of the Business Combination. In connection with the ATM Offering Program, the Company issued 1,000,000 ordinary shares out of its existing capital band, each with a nominal value of CHF 0.01 to be held as treasury shares. There were no sales under the ATM Offering Program during the year ended December 31, 2024.

(D) Capital band

As of December 31, 2024, the Company’s capital band has a lower limit of CHF 464,437.00 and upper limit of CHF 691,655.50. The Company may effect an increase of the Company’s share capital in a maximum amount of CHF 227,218.50 by issuing up to 22,721,850 ordinary shares with a par value of CHF 0.01 each out of the Company’s capital band. The Board of Directors is authorized to increase the share capital to the upper limit or decrease the share capital to the lower limit at any time and as often as required until March 2, 2028.